Operating Segment Information (Details) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended				3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended			3 Months Ended				6 Months Ended						3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Dec. 31, 2011 CNY	Jun. 30, 2012 Sales Revenue, Product Line [Member] CNY	Jun. 30, 2011 Sales Revenue, Product Line [Member] CNY	Jun. 30, 2012 Sales Revenue, Product Line [Member] CNY	Jun. 30, 2011 Sales Revenue, Product Line [Member] CNY	Dec. 31, 2011 Sales Revenue, Product Line [Member] CNY	Jun. 30, 2012 Sales Revenue, Services, Net [Member] CNY	Jun. 30, 2011 Sales Revenue, Services, Net [Member] CNY	Jun. 30, 2012 Sales Revenue, Services, Net [Member] CNY	Jun. 30, 2011 Sales Revenue, Services, Net [Member] CNY	Dec. 31, 2011 Sales Revenue, Services, Net [Member] CNY	Jun. 30, 2012 Unallocated [Member] CNY		Jun. 30, 2011 Unallocated [Member] CNY		Jun. 30, 2012 Unallocated [Member] CNY		Jun. 30, 2011 Unallocated [Member] CNY		Dec. 31, 2011 Unallocated [Member] CNY		Jun. 30, 2012 Digital Media [Member] CNY	Jun. 30, 2011 Digital Media [Member] CNY	Jun. 30, 2012 Digital Media [Member] CNY	Jun. 30, 2011 Digital Media [Member] CNY	Jun. 30, 2012 Telecommunications Equipment [Member] CNY	Jun. 30, 2011 Telecommunications Equipment [Member] CNY	Jun. 30, 2012 Telecommunications Equipment [Member] CNY	Jun. 30, 2011 Telecommunications Equipment [Member] CNY	Jun. 30, 2012 Industrial Business [Member] CNY	Jun. 30, 2011 Industrial Business [Member] CNY	Jun. 30, 2012 Industrial Business [Member] CNY	Jun. 30, 2011 Industrial Business [Member] CNY
Net revenue
Revenue		1,225,247	869,881		2,291,688	1,553,643																						463,367	374,233	864,877	749,016	537,335	323,996	1,025,761	476,766	224,545	171,652	401,050	327,861
Service revenue
Inter-segment revenue		2,316	6,093		3,648	6,093
Income from operations
Total income from operations	3,834	24,353	33,949	6,098	38,743	67,001		45,256	66,711	78,563	111,981		(41)	0	(34)	0		(20,862)	[1]	(32,762)	[1]	(39,786)	[1]	(44,980)	[1]
Interest expense	1,061	6,741	3,759	1,906	12,110	6,862
Interest income		3,608	3,589		7,627	6,719
Earnings before income taxes	3,341	21,220	33,779	5,393	34,260	66,858
Assets
Total assets		2,609,170			2,609,170		2,559,988	2,594,386		2,594,386		2,544,840	12,856		12,856		12,739	1,928	[2]			1,928	[2]			2,409	[2]

[1]	Unallocated income from operations includes items such as corporate staff and overheads.
[2]	Unallocated assets mainly include cash for corporate use.